May 5, 2022

HUSSMAN STRATEGIC GROWTH FUND

TICKER SYMBOL: HSGFX

An Investment Portfolio of

HUSSMAN INVESTMENT TRUST

Supplement to

Statement of Additional Information

November 1, 2021

Effective on April 22, 2022 Emile Molineaux was elected to serve as Chief Compliance Officer of the Trust replacing Kevin Patton who resigned from his position of Chief Compliance Officer.

The list of Trustees and officers of the Trust in the section “Management of the Trust” beginning on page 21 of the Statement of Additional Information is replaced as follows:

MANAGEMENT OF THE TRUST

Overall responsibility for the supervision of the management of the Trust rests with its Trustees, who are elected either by the Trust’s shareholders or by the Trustees currently in office. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trustees oversee the operations of the Trust in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees or committees thereof. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices, except the Trust may compensate its Chief Compliance Officer.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

1

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies	Number of Portfolios in Fund Complex** Overseen by Trustee
Interested Trustee:
*John P. Hussman Ph.D. (age 59) 6021 University Boulevard, Suite 490 Ellicott City, Maryland 21043	Since June 2000	President and Trustee	Chairman, President and Treasurer of Hussman Strategic Advisors, Inc.	4
Independent Trustees:
David C. Anderson (age 71) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since June 2000	Trustee	Network Administrator for Hephzibah Children’s Association (child welfare organization) until his retirement in July 2021	4

Jody T. Foster (age 52) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since June 2016	Trustee	President of Symphony Consulting LLC (provider of compliance, finance, marketing, operations and human resources services to public and private fund advisers); Trustee of Diamond Hills Funds (registered investment company); Trustee of Forum CRE Income Fund (registered investment company) from April 2021 until January 2022	4

William H. Vanover (age 74) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since June 2000	Trustee	Investment counselor with Planning Alternatives, Ltd. (registered investment adviser) until his retirement in June 2018; Member of the Board of Susa Registered Fund, L.L.C. (registered investment company) until June 2017	4
Executive Officers:
Mark J. Seger (age 60) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since June 2000	Treasurer	Vice Chairman of Ultimus Fund Solutions, LLC and affiliated companies; Co-Chief Executive Officer of Ultimus Fund Solutions, LLC from 1999 until 2019

Emile Molineaux (age 59) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since April 2022	Chief Compliance Officer	Senior Compliance Officer and CCO of various clients of Northern Lights Compliance Services, LLC since 2011

David James (age 52) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since April 2022	Secretary	Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC since 2018; Managing Director and Managing Counsel of State Street Bank and Trust Company from 2009 until 2018

*	John P. Hussman, Ph.D., as an affiliated person of the Adviser, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**	The Fund Complex consists of the Fund, the Total Return Fund, the International Fund and the Allocation Fund.

This Supplement Supersedes a Previous Supplement

2

May 5, 2022

HUSSMAN STRATEGIC TOTAL RETURN FUND

TICKER SYMBOL: HSTRX

An Investment Portfolio of

HUSSMAN INVESTMENT TRUST

Supplement to

Statement of Additional Information

November 1, 2021

Effective on April 22, 2022 Emile Molineaux was elected to serve as Chief Compliance Officer of the Trust replacing Kevin Patton who resigned from his position of Chief Compliance Officer.

The list of Trustees and officers of the Trust in the section “Management of the Trust” beginning on page 31 of the Statement of Additional Information is replaced as follows:

MANAGEMENT OF THE TRUST

Overall responsibility for the supervision of the management of the Trust rests with its Trustees, who are elected either by the Trust’s shareholders or by the Trustees currently in office. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trustees oversee the operations of the Trust in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees or committees thereof. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices, except the Trust may compensate its Chief Compliance Officer.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

1

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies	Number of Portfolios in Fund Complex** Overseen by Trustee
Interested Trustee:
*John P. Hussman Ph.D. (age 59) 6021 University Boulevard, Suite 490 Ellicott City, Maryland 21043	Since June 2000	President and Trustee	Chairman, President and Treasurer of Hussman Strategic Advisors, Inc.	4
Independent Trustees:
David C. Anderson (age 71) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since June 2000	Trustee	Network Administrator for Hephzibah Children’s Association (child welfare organization) until his retirement in July 2021	4

Jody T. Foster (age 52) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since June 2016	Trustee	President of Symphony Consulting LLC (provider of compliance, finance, marketing, operations and human resources services to public and private fund advisers); Trustee of Diamond Hills Funds (registered investment company); Trustee of Forum CRE Income Fund (registered investment company) from April 2021 until January 2022	4

William H. Vanover (age 74) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since June 2000	Trustee	Investment counselor with Planning Alternatives, Ltd. (registered investment adviser) until his retirement in June 2018; Member of the Board of Susa Registered Fund, L.L.C. (registered investment company) until June 2017	4
Executive Officers:
Mark J. Seger (age 60) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since June 2000	Treasurer	Vice Chairman of Ultimus Fund Solutions, LLC and affiliated companies; Co-Chief Executive Officer of Ultimus Fund Solutions, LLC from 1999 until 2019

Emile Molineaux (age 59) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since April 2022	Chief Compliance Officer	Senior Compliance Officer and CCO of various clients of Northern Lights Compliance Services, LLC since 2011

David James (age 52) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since April 2022	Secretary	Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC since 2018; Managing Director and Managing Counsel of State Street Bank and Trust Company from 2009 until 2018

*	John P. Hussman, Ph.D., as an affiliated person of the Adviser, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**	The Fund Complex consists of the Fund, the Growth Fund, the International Fund and the Allocation Fund.

This Supplement Supersedes a Previous Supplement

2

May 5, 2022

HUSSMAN STRATEGIC INTERNATIONAL FUND

TICKER SYMBOL: HSIEX

An Investment Portfolio of

HUSSMAN INVESTMENT TRUST

Supplement to

Statement of Additional Information

November 1, 2021

Effective on April 22, 2022 Emile Molineaux was elected to serve as Chief Compliance Officer of the Trust replacing Kevin Patton who resigned from his position of Chief Compliance Officer.

The list of Trustees and officers of the Trust in the section “Management of the Trust” beginning on page 26 of the Statement of Additional Information is replaced as follows:

MANAGEMENT OF THE TRUST

Overall responsibility for the supervision of the management of the Trust rests with its Trustees, who are elected either by the Trust’s shareholders or by the Trustees currently in office. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trustees oversee the operations of the Trust in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees or committees thereof. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices, except the Trust may compensate its Chief Compliance Officer.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

1

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies	Number of Portfolios in Fund Complex** Overseen by Trustee
Interested Trustee:
*John P. Hussman Ph.D. (age 59) 6021 University Boulevard, Suite 490 Ellicott City, Maryland 21043	Since June 2000	President and Trustee	Chairman, President and Treasurer of Hussman Strategic Advisors, Inc.	4
Independent Trustees:
David C. Anderson (age 71) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since June 2000	Trustee	Network Administrator for Hephzibah Children’s Association (child welfare organization) until his retirement in July 2021	4

Jody T. Foster (age 52) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since June 2016	Trustee	President of Symphony Consulting LLC (provider of compliance, finance, marketing, operations and human resources services to public and private fund advisers); Trustee of Diamond Hills Funds (registered investment company); Trustee of Forum CRE Income Fund (registered investment company) from April 2021 until January 2022	4

William H. Vanover (age 74) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since June 2000	Trustee	Investment counselor with Planning Alternatives, Ltd. (registered investment adviser) until his retirement in June 2018; Member of the Board of Susa Registered Fund, L.L.C. (registered investment company) until June 2017	4
Executive Officers:
Mark J. Seger (age 60) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since June 2000	Treasurer	Vice Chairman of Ultimus Fund Solutions, LLC and affiliated companies; Co-Chief Executive Officer of Ultimus Fund Solutions, LLC from 1999 until 2019

Emile Molineaux (age 59) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since April 2022	Chief Compliance Officer	Senior Compliance Officer and CCO of various clients of Northern Lights Compliance Services, LLC since 2011.

David James (age 52) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since April 2022	Secretary	Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC since 2018; Managing Director and Managing Counsel of State Street Bank and Trust Company from 2009 until 2018

*	John P. Hussman, Ph.D., as an affiliated person of the Adviser, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**	The Fund Complex consists of the Fund, the Growth Fund, the Total Return Fund and the Allocation Fund.

This Supplement Supersedes a Previous Supplement

2

May 5, 2022

HUSSMAN STRATEGIC ALLOCATION FUND

TICKER SYMBOL: HSAFX

An Investment Portfolio of

HUSSMAN INVESTMENT TRUST

Supplement to

Statement of Additional Information

November 1, 2021

Effective on April 22, 2022 Emile Molineaux was elected to serve as Chief Compliance Officer of the Trust replacing Kevin Patton who resigned from his position of Chief Compliance Officer.

The list of Trustees and officers of the Trust in the section “Management of the Trust” beginning on page 22 of the Statement of Additional Information is replaced as follows:

MANAGEMENT OF THE TRUST

Overall responsibility for the supervision of the management of the Trust rests with its Trustees, who are elected either by the Trust’s shareholders or by the Trustees currently in office. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trustees oversee the operations of the Trust in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees or committees thereof. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices, except the Trust may compensate its Chief Compliance Officer.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

1

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies	Number of Portfolios in Fund Complex** Overseen by Trustee
Interested Trustee:
*John P. Hussman Ph.D. (age 59) 6021 University Boulevard, Suite 490 Ellicott City, Maryland 21043	Since June 2000	President and Trustee	Chairman, President and Treasurer of Hussman Strategic Advisors, Inc.	4
Independent Trustees:
David C. Anderson (age 71) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since June 2000	Trustee	Network Administrator for Hephzibah Children’s Association (child welfare organization) until his retirement in July 2021	4

Jody T. Foster (age 52) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since June 2016	Trustee	President of Symphony Consulting LLC (provider of compliance, finance, marketing, operations and human resources services to public and private fund advisers); Trustee of Diamond Hills Funds (registered investment company); Trustee of Forum CRE Income Fund (registered investment company) from April 2021 until January 2022	4

William H. Vanover (age 74) c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since June 2000	Trustee	Investment counselor with Planning Alternatives, Ltd. (registered investment adviser) until his retirement in June 2018; Member of the Board of Susa Registered Fund, L.L.C. (registered investment company) until June 2017	4
Executive Officers:
Mark J. Seger (age 60) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since June 2000	Treasurer	Vice Chairman of Ultimus Fund Solutions, LLC and affiliated companies; Co-Chief Executive Officer of Ultimus Fund Solutions, LLC from 1999 until 2019

Emile Molineaux (age 59) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since April 2022	Chief Compliance Officer	Senior Compliance Officer and CCO of various clients of Northern Lights Compliance Services, LLC since 2011

David James (age 52) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Since April 2022	Secretary	Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC since 2018; Managing Director and Managing Counsel of State Street Bank and Trust Company from 2009 until 2018

*	John P. Hussman, Ph.D., as an affiliated person of the Adviser, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**	The Fund Complex consists of the Fund, the Growth Fund, the Total Return Fund and the International Fund.

This Supplement Supersedes a Previous Supplement

2